Angel Oak Mortgage Trust 2020-5 ABS-15G

Exhibit 99.22

Seller:

Deal ID:

Total Loan Count: 2
Loan Number	Finding #	Last Name	Note Date	Audit Category	Audit Issue	Finding ID	Exception Finding	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade
202005049	1 of 4	XXXX	XX/XX/XXXX	Compliance	Federal - HOEPA / HPML (APR)	XXXX	This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX%, which exceeds the APR threshold of XX% by XX%. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	Resolved	Rebuttal 1 (XX/XX/XXXX 4:39PM) Documentation provided	Response 1 (XX/XX/XXXX 4:40PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	1
202005049	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID CD - Premiums Optional Designation Missing	XXXX	The Home Warranty fee on the CD issued on XX/XX/XXXX is not followed by the word 'Optional'. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description '(Optional)' at the end of the label. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(g)(4)(ii); 12 CFR 1026.37(g)(4)(ii) & Official Comment 37(g)(4)-3	Resolved	Rebuttal 1 (XX/XX/XXXX 4:04PM) Documentation provided	Response 1 (XX/XX/XXXX 4:05PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	1
202005049	3 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.					1	1	2	1
202005049	4 of 4	XXXX	XX/XX/XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser.					1	1	2	1
202005050	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID CD - Section B incorrect payee	XXXX	The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX . However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	Resolved	Rebuttal 1 (XX/XX/XXXX 4:30PM) Documentation provided	Response 1 (XX/XX/XXXX 4:32PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
202005050	2 of 3	XXXX	XX/XX/XXXX	Credit	LDP/EPL	XXXX	Please provide searches for the Loan Participant, XXXX (closing notary), across all OFAC, Freddie Exclusionary, LDP, and SAM lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Resolved	Rebuttal 1 (XX/XX/XXXX 12:39PM) Drive Report uploaded.	Response 1 (XX/XX/XXXX 12:40PM) Documentation received is sufficient. (Resolved)		3	1	3	1
202005050	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The Clear Capital CDA supports the appraised value. Meets guidelines.					1	1	3	1